SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2024 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 2,959,000,000
Net (repayment of) proceeds received from short-term borrowings	1,021,000,000		$ 1,138,000,000
Loss (gain) on foreign exchange	(45,000,000)		222,000,000
Short-term borrowings, ending balance	4,000,000,000		2,959,000,000
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 452,000,000	$ 314	$ 150,000,000	$ 113
Exchange rate on short-term borrowings | $ / $	1.439	1.439	1.327	1.327
Net (repayment of) proceeds received from short-term borrowings	$ (451,000,000)	$ (318)	$ 265,000,000	$ 190
Exchange rate on (repayment of) proceeds received from short-term borrowings	1.418	1.418	1.395	1.395
Discount on issuance	$ 6,000,000	$ 4	$ 15,000,000	$ 11
Exchange rate on discounts on issuance of short-term borrowings | $ / $			1.364	1.364
Loss (gain) on foreign exchange	(7,000,000)		$ 22,000,000
Short-term borrowings, ending balance	$ 0	$ 0	$ 452,000,000	$ 314
Exchange rate on short-term borrowings | $ / $	0	0	1.439	1.439
Non-revolving credit facility borrowings (net of the discount on issuance)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 507,000,000		$ 0
Net (repayment of) proceeds received from short-term borrowings	1,472,000,000		473,000,000
Loss (gain) on foreign exchange	21,000,000		34,000,000
Short-term borrowings, ending balance	$ 2,000,000,000		$ 507,000,000